Others, net (Tables)	12 Months Ended
Dec. 31, 2024
Others, net
Schedule of components of other income and expense

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Government grants	24,330	71,503	44,658
Foreign exchange gains/(losses), net	13,733	(11,061)	(12,213)
Gains in derivatives	—	6,926	—
Others	(4,326)	(7,709)	(5,948)
Total	33,737	59,659	26,497